Restructuring Charge	12 Months Ended
Dec. 31, 2011
Restructuring Charge [Abstract]
Restructuring Charge
18.	Restructuring Charge

During 2009, the Partnership restructured certain ship management functions from the Partnership’s office in Spain to a subsidiary of Teekay Corporation and changed the nationality of certain seafarer positions. During the years ended December 31, 2010 and 2009, the Partnership incurred expenses of $0.2 million and $3.3 million, respectively, in connection with these restructuring plans. The carrying amount of the liability as at December 31, 2011 and 2010 was nil.